Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	GOODWILL
Goodwill allocated to reportable segments as of December 31, 2023 and 2022 and changes in the carrying amount of goodwill during the years ended December 31, 2023 and 2022 are as follows:

	ADG	AMS	MDG	Total
December 31, 2021	83	2	228	313
Foreign currency translation	(9)	—	(7)	(16)
December 31, 2022	74	2	221	297
Foreign currency translation	2	—	4	6
December 31, 2023	76	2	225	303
In 2023, 2022 and 2021, no impairment loss was recorded by the Company following the annual impairment test conducted in the fourth quarter of each reporting year.